Fees and Expenses	Feb. 28, 2026
Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental U.S. Broad Market ETF USD ($)
Schwab Fundamental U.S. Broad Market ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental U.S. Broad Market ETF	Schwab Fundamental U.S. Broad Market ETF
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental U.S. Broad Market ETF	Schwab Fundamental U.S. Broad Market ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental U.S. Large Company ETF USD ($)
Schwab Fundamental U.S. Large Company ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental U.S. Large Company ETF	Schwab Fundamental U.S. Large Company ETF
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental U.S. Large Company ETF	Schwab Fundamental U.S. Large Company ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental U.S. Small Company ETF USD ($)
Schwab Fundamental U.S. Small Company ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental U.S. Small Company ETF	Schwab Fundamental U.S. Small Company ETF
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental U.S. Small Company ETF	Schwab Fundamental U.S. Small Company ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental International Equity ETF USD ($)
Schwab Fundamental International Equity ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental International Equity ETF	Schwab Fundamental International Equity ETF
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental International Equity ETF	Schwab Fundamental International Equity ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental International Small Equity ETF USD ($)
Schwab Fundamental International Small Equity ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental International Small Equity ETF	Schwab Fundamental International Small Equity ETF
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental International Small Equity ETF	Schwab Fundamental International Small Equity ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental Emerging Markets Equity ETF USD ($)
Schwab Fundamental Emerging Markets Equity ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Equity ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Schwab U.S. REIT ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab U.S. REIT ETF USD ($)
Schwab U.S. REIT ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab U.S. REIT ETF	Schwab U.S. REIT ETF
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab U.S. REIT ETF	Schwab U.S. REIT ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%